Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000001516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,872	$ 11,872	$ 11,872	$ 11,872	$ 11,473	$ 10,920	$ 11,831	$ 11,903	$ 11,938	$ 10,755	$ 10,465	$ 10,115	$ 10,079	$ 9,580
Average Annual Return, Percent	(0.83%)	(0.97%)		1.73%
C000001516 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,393	$ 12,393	12,393	$ 12,393	11,976	11,399	12,350	12,425	12,461	11,227	10,924	10,559	10,521	10,000
Average Annual Return, Percent	3.48%	(0.11%)		2.17%
C000137687 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,617	$ 11,617	11,617	$ 11,617	11,227	10,686	11,676	11,845	11,963	10,870	10,663	10,389	10,429	10,000
Average Annual Return, Percent	2.59%	(0.91%)		1.51%
C000001519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,635	$ 12,635	12,635	$ 12,635	12,194	11,568	12,525	12,576	12,575	11,309	10,987	10,603	10,538	10,000
Average Annual Return, Percent	3.62%	0.10%		2.37%
C000001524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,378	$ 11,378	11,378	$ 11,378	11,014	10,430	11,330	11,379	11,341	10,414	10,102	9,897	9,912	9,577
Average Annual Return, Percent	(1.01%)	(0.79%)		1.30%
C000001524 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,881	$ 11,881	11,881	$ 11,881	11,501	10,891	11,831	11,882	11,842	10,874	10,548	10,334	10,350	10,000
Average Annual Return, Percent	3.30%	0.07%		1.74%
C000137688 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,148	$ 11,148	11,148	$ 11,148	10,791	10,219	11,184	11,325	11,387	10,537	10,304	10,175	10,270	10,000
Average Annual Return, Percent	2.48%	(0.74%)		1.09%
C000001527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,113	$ 12,113	12,113	$ 12,113	11,705	11,064	11,989	12,014	11,958	10,959	10,607	10,370	10,363	10,000
Average Annual Return, Percent	3.49%	0.26%		1.94%
C000001528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,374	$ 11,374	11,374	$ 11,374	11,094	10,596	11,516	11,551	11,564	10,494	10,224	9,987	9,932	9,579
Average Annual Return, Percent	(1.78%)	(1.19%)		1.30%
C000001528 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,874	$ 11,874	11,874	$ 11,874	11,581	11,061	12,022	12,058	12,072	10,955	10,674	10,426	10,369	10,000
Average Annual Return, Percent	2.53%	(0.33%)		1.73%
C000137689 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,144	$ 11,144	11,144	$ 11,144	10,869	10,382	11,375	11,490	11,609	10,614	10,427	10,258	10,286	10,000
Average Annual Return, Percent	1.80%	(1.14%)		1.09%
C000001531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,129	$ 12,129	12,129	$ 12,129	11,794	11,243	12,196	12,212	12,205	11,045	10,742	10,474	10,398	10,000
Average Annual Return, Percent	2.84%	(0.12%)		1.95%
C000001536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,040	$ 12,040	12,040	$ 12,040	11,714	11,040	11,802	11,889	11,899	10,795	10,388	10,011	9,965	9,583
Average Annual Return, Percent	(1.57%)	(0.63%)		1.87%
C000001536 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,564	$ 12,564	12,564	$ 12,564	12,223	11,521	12,315	12,405	12,416	11,265	10,840	10,446	10,399	10,000
Average Annual Return, Percent	2.79%	0.24%		2.31%
C000137690 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,796	$ 11,796	$ 11,796	$ 11,796	11,476	10,817	11,651	11,834	11,930	10,906	10,587	10,283	10,319	10,000
Average Annual Return, Percent	1.98%	(0.55%)	1.67%
C000001539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,823	$ 12,823	$ 12,823	$ 12,823	12,448	11,709	12,497	12,552	12,537	11,355	10,905	10,479	10,419	10,000
Average Annual Return, Percent	3.01%	0.45%		2.52%
C000001540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,676	$ 11,676	11,676	$ 11,676	11,332	10,694	11,660	11,650	11,711	10,643	10,308	10,021	9,965	9,579
Average Annual Return, Percent	(1.26%)	(0.92%)		1.56%
C000001540 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,189	$ 12,189	12,189	$ 12,189	11,830	11,164	12,173	12,162	12,226	11,111	10,762	10,461	10,403	10,000
Average Annual Return, Percent	3.03%	(0.06%)		2.00%
C000137691 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,428	$ 11,428	11,428	$ 11,428	11,091	10,467	11,497	11,589	11,735	10,747	10,504	10,285	10,320	10,000
Average Annual Return, Percent	2.22%	(0.85%)		1.34%
C000001543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,435	$ 12,435	12,435	$ 12,435	12,047	11,349	12,333	12,308	12,346	11,197	10,821	10,496	10,425	10,000
Average Annual Return, Percent	3.22%	0.14%		2.20%
C000023361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 11,995	$ 11,995	11,995	$ 11,995	11,316	10,851	12,955	12,831	12,900	11,136	10,796	10,142	10,116	9,580
Average Annual Return, Percent	1.51%	(2.29%)		1.84%
C000023361 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,521	$ 12,521	12,521	$ 12,521	11,812	11,327	13,522	13,393	13,465	11,624	11,269	10,586	10,559	10,000
Average Annual Return, Percent	6.00%	(1.44%)		2.27%
C000137692 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,738	$ 11,738	11,738	$ 11,738	11,073	10,618	12,786	12,766	12,938	11,256	11,013	10,429	10,475	10,000
Average Annual Return, Percent	5.20%	(2.23%)		1.62%
C000023364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,783	$ 12,783	12,783	$ 12,783	12,031	11,510	13,729	13,573	13,609	11,726	11,346	10,637	10,591	10,000
Average Annual Return, Percent	6.25%	(1.24%)		2.49%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,682	$ 12,682	12,682	$ 12,682	12,267	11,628	12,228	12,273	12,125	11,130	10,699	10,456	10,378	10,000
Average Annual Return, Percent	3.38%	0.90%		2.40%
S And P Municipal Bond California Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond California Index
Account Value	$ 12,635	$ 12,635	12,635	$ 12,635	12,266	11,636	12,220	12,310	12,217	11,172	10,773	10,474	10,437	10,000
Average Annual Return, Percent	3.01%	0.67%		2.37%
Lipper California Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.52%	0.28%		2.17%
S And P Municipal Bond Connecticut Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Connecticut Index
Account Value	$ 12,556	$ 12,556	12,556	$ 12,556	12,158	11,605	12,002	12,048	11,855	10,932	10,479	10,319	10,341	10,000
Average Annual Return, Percent	3.27%	1.16%		2.30%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.81%	0.10%		1.59%
S And P Municipal Bond Massachusetts Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Massachusetts Index
Account Value	$ 12,307	$ 12,307	12,307	$ 12,307	11,963	11,393	11,970	12,073	11,972	11,012	10,613	10,396	10,403	10,000
Average Annual Return, Percent	2.88%	0.55%		2.10%
Lipper Massachusetts Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Massachusetts Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.46%	(0.20%)		1.50%
S And P Municipal Bond New Jersey Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New Jersey Index
Account Value	$ 13,493	$ 13,493	13,493	$ 13,493	13,059	12,335	12,810	12,849	12,683	11,499	10,983	10,507	10,373	10,000
Average Annual Return, Percent	3.33%	1.25%		3.04%
Lipper New Jersey Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper New Jersey Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.06%	0.51%		2.21%
S And P Municipal Bond New York Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New York Index
Account Value	$ 12,534	$ 12,534	12,534	$ 12,534	12,164	11,495	12,098	12,135	12,046	11,096	10,707	10,467	10,418	10,000
Average Annual Return, Percent	3.04%	0.80%		2.28%
Lipper New York Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.08%	0.30%		2.06%
S And P Municipal Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Yield Index
Account Value	$ 15,035	$ 15,035	$ 15,035	$ 15,035	$ 14,123	$ 12,994	$ 14,214	$ 13,959	$ 13,649	$ 11,988	$ 11,301	$ 10,867	$ 10,407	$ 10,000
Average Annual Return, Percent	6.46%	1.95%		4.16%